CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (4,563,349)	$ 4,990,116
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(3,093)	(8,733)
Change in fair value of warrant liability	3,918,000	(6,154,025)
Transaction costs allocated to warrants	355,812	0
Other offering expenses related to warrant liabilities	55,000	0
Changes in operating assets and liabilities:
Prepaid expenses	(328,114)	200,614
Accounts payable and accrued expenses	124,265	304,174
Net cash used in operating activities	(441,479)	(667,854)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(132,250,000)	0
Net cash used in investing activities	(132,250,000)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from sale of Units, net of underwriting discounts paid	129,832,700	0
Proceeds from sale of Private Placement Warrants	4,145,000	0
Proceeds from promissory note - related party	75,000	0
Repayment of promissory note - related party	(75,000)	0
Payment of offering costs	(339,752)	0
Net cash provided by financing activities	133,662,948	0
Net Change in Cash	971,469	(667,854)
Cash - Beginning of period	0	971,469
Cash - End of period	971,469	303,615
Non-Cash investing and financing activities:
Remeasurement adjustment for Class A ordinary shares to redemption amount	13,511,990	0
Deferred underwriting fee payable	4,628,750	0
Supplemental Disclosure:
Cash Paid for franchise taxes	$ 0	$ 93,493